787 Seventh Avenue
New York, NY 10019-6099
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VIA EDGAR

December 23, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	BlackRock Global Dynamic Equity Fund Securities Act File No. 333-124372 Investment Company Act File No. 811-21759 Post-Effective Amendment No. 7
Ladies and Gentlemen:
On behalf of the BlackRock Global Dynamic Equity Fund (the “Fund”), I hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 7 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”).
The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act in order to bring the Fund’s prospectus into compliance with the requirements of amended Form N-1A.
On or around February 26, 2009, the Fund will file a subsequent post-effective amendment pursuant to Rule 485(b) that will bring the Fund’s financial statements and other information up to date under Section 10(a)(3) of the 1933 Act.
Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-8681 or Edward Gizzi at (212) 728-8555.
Very truly yours,
/s/ Jack D. Cohen
Jack D. Cohen
Enclosures

cc:	Denis Molleur Aaron Wasserman Maria Gattuso Edward Gizzi